Right Of Use Assets And Lease Liabilities - Summary of effect of initial application of IFRS 16 (Detail) $ in Thousands	12 Months Ended
Dec. 31, 2019 ARS ($)
Right of use assets:
Begining Balance	$ 0
Ending Balance	408,665
IFRS 16 [member]
Lease liabilities:
Begining Balance	458,378
Additions	29,885
Accretion of interest	39,640
Foreign exchange gains/(losses)	16,482
Effect of foreign currency exchange differences	(12)
Payments	(101,696)
Ending Balance	442,677
Right of use assets:
Begining Balance	458,378
Additions	29,885
Depreciations	(79,589)
Effect of foreign currency exchange differences	(9)
Ending Balance	$ 408,665